Note 12. Deferred Revenue (Detail) - Deferred Revenue: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Deferred Revenue	$ 3,458		$ 5,675
Less: current portion	(1,500)		(1,820)
Long-term portion of deferred revenue	1,958		3,855
Up-front Payment Arrangement [Member]
Deferred Revenue	1,269		1,115
Deferred Credit Related to Government Loan [Member]
Deferred Revenue	1,958	[1]	3,467	[1]
Deposits For Reimbursable Costs [Member]
Deferred Revenue	$ 231		$ 1,093

[1]	The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining three-year term of the debt using the sum of the years' digits method.